Biological Assets (Tables)	12 Months Ended
Jun. 30, 2023
Biological Assets [Abstract]
Schedule of Biological Assets
	2023	2022
Food cattle	16,179	9,711
Production cattle	37,305	57,906
Grain plantation	47,226	67,358
Cotton plantation	41,096	15,347
Sugarcane plantation	112,423	172,560
Total	254,229	322,882

Current	216,924	264,976
Noncurrent	37,305	57,906

Schedule of Area (Hectares) to be Harvested	The area (hectares) to be harvested corresponding to the biological assets is as follows:
	Planted area (Hectares)
	2023	2022

Grains	12,033	10,097
Cotton	4,377	2,113
Sugarcane	25,022	24,640
	41,432	36,850

Schedule of Changes in Agricultural Activity	Changes in agricultural activity
	Grains	Cotton	Sugarcane
Balance at June 30, 2021	64,554	13,862	120,346

Increases due to planting	378,588	31,543	-
Increases due to handling	-	-	216,424
Change in fair value	313,957	7,122	227,717
Reductions due to harvesting	(689,287)	(37,180)	(392,179)
Exchange variation	(454)	-	252

Balance at June 30, 2022	67,358	15,347	172,560

Increases due to planting	506,817	72,136	-
Increases due to handling	-	-	225,866
Change in fair value	102,596	(3,631)	(6,903)
Reductions due to harvesting	(627,000)	(42,172)	(277,904)
Exchange variation	(2,545)	(584)	(1,196)

Balance at June 30, 2023	47,226	41,096	112,423

Composed of:
Historical cost	53,161	36,939	69,272
Fair value	(5,935)	4,157	43,151
Balance on June 30, 2023	47,226	41,096	112,423

Schedule of Changes in Cattle Raising Activity	Changes in cattle raising activity
	Heads of cattle (in number)	Cattle
At June 30, 2021	14,805	46,312
Acquisition/birth costs	15,100	38,142
Handling costs	-	13,397
Sales	(8,451)	(30,196)
Deaths	(229)	(609)
Consumption	(57)	(230)
Effect of conversion	-	(167)
Change in fair value	-	968
At June 30, 2022	21,168	67,617
Acquisition/birth costs	10,478	11,414
Handling costs	-	17,352
Sales	(8,341)	(26,439)
Deaths	(559)	(1,461)
Consumption	(41)	(35)
Effect of conversion	-	(1,140)
Change in fair value	-	(13,824)
At June 30, 2023	22,705	(53,484)

Schedule of Quantitative Data about Cattle Raising Activity	Quantitative data about cattle raising activity, expressed in heads of cattle
	Consumable cattle	Production cattle	Total
At June 30, 2022	3,154	18,014	21,168
At June 30, 2023	5,101	17,604	22,705

Schedule of Fair Value Hierarchy	Fair value hierarchy
	2023	2022
	Amount	Amount	Fair value
Sugarcane	112,423	172,560	Level 3
Cattle	53,484	67,617	Level 2
Grains	47,226	67,358	Level 3
Cotton	41,096	15,347	Level 3

Schedule of Fair Value Hierarchy, along with an Analysis of Quantitative Sensitivity	The significant non-observable inputs used in the measurement of the fair value of sugarcane, grains and cotton classified as Level 3 in the fair value hierarchy, along with an analysis of quantitative sensitivity on June 30, 2023, are as follows:
Description	Evaluation method	Significant non-observable inputs	Average discounted rate %	Variation of non-observable inputs	Increase in inputs	Decrease in inputs
Sugarcane	Discounted cash flow	- Yield	16.09	Yield: 83.17 tons per hectare.	An increase in yield generates a positive result in the fair value of biological assets.	A decrease in yield generates a negative result in the fair value of biological assets.
		- TRS (Kg of sugar per ton of sugarcane)	16.09	Total recoverable sugar: TRS 115 to 145 per ton of cane	An increase in TRS generates a positive result in the fair value of biological assets.	A decrease in TRS generates a negative result in the fair value of biological assets.
Corn	Discounted cash flow	- Yield	16.09	Yield: 101.6 tons on average per hectare.	An increase in yield generates a positive result in the fair value of biological assets.	A decrease in yield generates a negative result in the fair value of biological assets.
Cotton	Discounted cash flow	- Yield	16.09	Yield: 3.11 tons per hectare.	An increase in yield generates a positive result in the fair value of biological assets.	A decrease in yield generates a negative result in the fair value of biological assets.

Schedule of Changes in Fair Value in the Statement of Income	Changes in fair value in the statement of income
	2023	2022	2021
Grains	102,596	313,957	344,761
Cotton	(3,631)	7,122	30,051
Sugarcane	(6,903)	227,717	142,302
Cattle	(13,824)	968	10,234
	78,238	549,764	527,348